Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	Nov. 29, 2018
PGIM MODERATE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: PGIM MODERATE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation and a reasonable level of current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 52 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 89 of the Fund's Prospectus and in Rights of Accumulation on page 86 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE <br/><br/> Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is one of three funds which comprise the PGIM Asset Allocation Funds. Each Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, the Fund invests primarily in other mutual funds within the PGIM Funds family. These other funds are referred to as “Underlying Funds.” More detailed information appears in More Information About the Funds’ Investment Strategies, Investments and Risks in the Prospectus.

The Funds are designed for investors who want investment professionals to make their asset allocation decisions. Each Fund offers investors a means to manage their long-term investments in light of their personal investment goals and risk tolerance. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

Under normal market conditions, each Fund's assets will be invested in various Underlying Funds within the allocation ranges described in the Prospectus. Each Fund may hold a portion of its assets in cash or cash equivalents for cash management purposes. These cash and cash equivalents are not included in the Fund's assets for purposes of determining allocations among Underlying Funds.

		The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that invest in a diversified portfolio of fixed income and equity securities, which may include domestic and foreign equities of all market capitalization ranges, corporate bonds, foreign debt obligations, mortgage-related securities, high yield bonds, illiquid securities and derivatives. Under normal circumstances, the Fund will invest approximately 65% (which may range from 60% to 70%) of its total assets in Underlying Funds that invest primarily in a diversified portfolio of equity securities, with the remainder invested in Underlying Funds that invest primarily in fixed income securities. The subadviser will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund may be appropriate for investors looking for a balance of long-term capital growth and current income, with some tolerance for investment risk and market volatility.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain underlying funds for which its subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk. The subadviser may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweighted in equities when the stock market is falling and the fixed-income market is rising. Likewise, the Fund may be overweighted in fixed-income securities when fixed-income markets are falling and the equity markets are rising.

Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.

Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.

The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Equity Securities Risk. The price of a particular stock owned by an Underlying Fund could go down, or the value of the equity markets or a sector of them could go down and you could lose money. Stock markets are volatile. Generally, the stock prices of large companies are more stable than the stock prices of small companies, but this is not always the case. The Underlying Funds’ equity holdings can vary significantly from broad market indexes, and their performance can deviate from the performance of those indexes.

Foreign Market Risk. Foreign markets often are more volatile than US markets and generally are not subject to regulatory requirements comparable to those placed on US issuers. Changes in currency exchange rates can reduce or increase market performance. In addition to the general risks of investing in foreign securities, to the extent that an Underlying Fund invests in securities of emerging markets, an Underlying Fund may be exposed to a greater risk of potential turmoil, rapid changes in economic conditions or other risks.

Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's investments. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.

Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.

Liquidity Risk. Certain Underlying Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by an Underlying Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Underlying Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Underlying Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Junk Bonds Risk. High-yield debt obligations, including debt securities rated below investment grade—also known as “junk bonds”—have a higher risk of default and tend to be less liquid.

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Non-Diversified Status. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain requirements that a “diversified” mutual fund is required to meet under federal law. Unlike “diversified” funds, the Fund may invest its assets in the securities of an individual issuer, in this case any Underlying Fund, without limiting such investments within prescribed percentages pursuant to federal law. Thus, the Fund's assets may be concentrated in fewer securities than those of other funds. Therefore, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

Two Underlying Funds, PGIM Global Real Estate Fund and PGIM Jennison Natural Resources Fund, are also non-diversified. This means that they may invest a larger percentage of their assets in a smaller number of issuers than a diversified fund. To the extent an Underlying Fund invests its assets in a small number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. PGIM Global Real Estate Fund and PGIM Jennison Natural Resources Fund are also more susceptible to market and other events affecting the particular industry sectors in which they invest and therefore involve more risk than Underlying Funds that do not concentrate their assets in a particular industry sector.

Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.

Prepayment Risk. Funds investing in mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, an Underlying Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Short Sale Risk. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, which may be substantial.

Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.

		Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Status. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain requirements that a “diversified” mutual fund is required to meet under federal law. Unlike “diversified” funds, the Fund may invest its assets in the securities of an individual issuer, in this case any Underlying Fund, without limiting such investments within prescribed percentages pursuant to federal law. Thus, the Fund's assets may be concentrated in fewer securities than those of other funds. Therefore, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.<br/><br/> Two Underlying Funds, PGIM Global Real Estate Fund and PGIM Jennison Natural Resources Fund, are also non-diversified. This means that they may invest a larger percentage of their assets in a smaller number of issuers than a diversified fund. To the extent an Underlying Fund invests its assets in a small number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. PGIM Global Real Estate Fund and PGIM Jennison Natural Resources Fund are also more susceptible to market and other events affecting the particular industry sectors in which they invest and therefore involve more risk than Underlying Funds that do not concentrate their assets in a particular industry sector.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Average annual total returns are not shown for Class R6 shares, because Class R6 shares are new. Performance for Class R6 shares will be included after Class R6 shares have been in existence for a full calendar year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds category, although Lipper classifies the Fund in its Mixed-Asset Target Allocation Growth Funds category. The Lipper Mixed-Asset Target Allocation Moderate Funds category is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class Z Shares)<sup>1</sup>
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
15.20%	2nd Quarter 2009	-16.05%	4th Quarter 2008

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	Prior to this year, the annual total returns bar chart displayed returns for the Fund’s Class A shares. The Fund now shows annual total returns for Class Z shares in light of the relative growth of assets in this share class.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
PGIM MODERATE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	938
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,038
1 Year	rr_ExpenseExampleNoRedemptionYear01	671
3 Years	rr_ExpenseExampleNoRedemptionYear03	938
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,038
One Year	rr_AverageAnnualReturnYear01	9.55%
Five Years	rr_AverageAnnualReturnYear05	6.92%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.27%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.03%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 706
3 Years	rr_ExpenseExampleYear03	986
5 Years	rr_ExpenseExampleYear05	1,293
10 Years	rr_ExpenseExampleYear10	2,231
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	686
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,193
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,231
One Year	rr_AverageAnnualReturnYear01	10.05%
Five Years	rr_AverageAnnualReturnYear05	7.18%
Ten Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.03%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 306
3 Years	rr_ExpenseExampleYear03	641
5 Years	rr_ExpenseExampleYear05	1,101
10 Years	rr_ExpenseExampleYear10	2,378
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	641
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,378
One Year	rr_AverageAnnualReturnYear01	14.06%
Five Years	rr_AverageAnnualReturnYear05	7.32%
Ten Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	10.79%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	12.32%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.79%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.53%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 156
3 Years	rr_ExpenseExampleYear03	2,522
5 Years	rr_ExpenseExampleYear05	4,554
10 Years	rr_ExpenseExampleYear10	8,469
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,522
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,554
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,469
One Year	rr_AverageAnnualReturnYear01	15.73%
Five Years	rr_AverageAnnualReturnYear05	7.82%
Ten Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.49%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.03%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	770
10 Years	rr_ExpenseExampleYear10	1,740
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	426
5 Years	rr_ExpenseExampleNoRedemptionYear05	770
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,740
2008	rr_AnnualReturn2008	(28.91%)	[4]
2009	rr_AnnualReturn2009	30.55%	[4]
2010	rr_AnnualReturn2010	11.88%	[4]
2011	rr_AnnualReturn2011	(1.42%)	[4]
2012	rr_AnnualReturn2012	12.15%	[4]
2013	rr_AnnualReturn2013	16.76%	[4]
2014	rr_AnnualReturn2014	5.25%	[4]
2015	rr_AnnualReturn2015	(2.00%)	[4]
2016	rr_AnnualReturn2016	7.02%	[4]
2017	rr_AnnualReturn2017	16.19%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class Z shares from January 1, 2018 to September 30, 2018
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.05%)
One Year	rr_AverageAnnualReturnYear01	16.19%
Five Years	rr_AverageAnnualReturnYear05	8.41%
Ten Years	rr_AverageAnnualReturnYear10	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[5]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[5]
Exchange fee	rr_ExchangeFeeOverRedemption	none	[5]
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.10%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other expenses	rr_OtherExpensesOverAssets	304.58%	[5]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	305.36%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(304.33%)	[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.03%	[1],[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 105	[5]
3 Years	rr_ExpenseExampleYear03	10,502	[5]
5 Years	rr_ExpenseExampleYear05	10,502	[5]
10 Years	rr_ExpenseExampleYear10	10,502	[5]
1 Year	rr_ExpenseExampleNoRedemptionYear01	105	[5]
3 Years	rr_ExpenseExampleNoRedemptionYear03	10,502	[5]
5 Years	rr_ExpenseExampleNoRedemptionYear05	10,502	[5]
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,502	[5]
One Year	rr_AverageAnnualReturnYear01		[5],[6]
Five Years	rr_AverageAnnualReturnYear05		[5],[6]
Ten Years	rr_AverageAnnualReturnYear10		[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[5],[6]
PGIM MODERATE ALLOCATION FUND | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.46%
Five Years	rr_AverageAnnualReturnYear05	7.01%
Ten Years	rr_AverageAnnualReturnYear10	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Return After Taxes on Distribution and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.69%
Five Years	rr_AverageAnnualReturnYear05	6.27%
Ten Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Moderate Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.55%
Five Years	rr_AverageAnnualReturnYear05	8.87%
Ten Years	rr_AverageAnnualReturnYear10	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.69%
Five Years	rr_AverageAnnualReturnYear05	15.71%
Ten Years	rr_AverageAnnualReturnYear10	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.82%
Five Years	rr_AverageAnnualReturnYear05	15.78%
Ten Years	rr_AverageAnnualReturnYear10	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM MODERATE ALLOCATION FUND | Lipper Mixed-Asset Target Allocation Moderate Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.75%	[7]
Five Years	rr_AverageAnnualReturnYear05	7.29%	[7]
Ten Years	rr_AverageAnnualReturnYear10	4.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7]
PGIM MODERATE ALLOCATION FUND | Lipper Mixed-Asset Target Allocation Growth Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.70%	[7]
Five Years	rr_AverageAnnualReturnYear05	9.19%	[7]
Ten Years	rr_AverageAnnualReturnYear10	5.44%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through January 31, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.60% of average daily net assets for Class A shares, 1.35% of average daily net assets for Class B shares, 1.35% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class R shares, 0.35% of average daily net assets for Class Z shares, and 0.35% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2020 without the prior approval of the Fund's Board of Directors.
[2]	The distributor of the Fund has contractually agreed through January 31, 2020 to reduce its distribution and service (12b-1) fees for the Fund's Class A shares to 0.25% of the average daily net assets of the Class A shares of the Fund. Additionally, the distributor of the Fund has contractually agreed through January 31, 2020 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. These waivers may not be terminated prior to January 31, 2020 without the prior approval of the Fund's Board of Directors.
[3]	Direct Transfer Agent accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
[4]	Prior to this year, the annual total returns bar chart displayed returns for the Fund's Class A shares. The Fund now shows annual total returns for Class Z shares in light of the relative growth of assets in this share class. The total return for Class Z shares from January 1, 2018 to September 30, 2018 was 2.31%.
[5]	Formerly known as Class Q.
[6]	Average annual total returns are not shown for Class R6 shares, because Class R6 shares are new. Performance for Class R6 shares will be included after Class R6 shares have been in existence for a full calendar year.
[7]	The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds category, although Lipper classifies the Fund in its Mixed-Asset Target Allocation Growth Funds category. The Lipper Mixed-Asset Target Allocation Moderate Funds category is utilized because the Fund's manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.